Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Long-term debt
Long-term Debt Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2012	2011
4.47% senior notes due November 2018	$25,000	$25,000
4.14% senior notes due November 2017	25,000	25,000
4.91% senior notes due through May 2017	110,000	110,000
3.77% senior notes due November 2016	25,000	25,000
7.31% senior notes due November 2013	25,000	25,000
5.85% Euro-denominated senior notes due November 2013	25,508	25,061
Long-term revolving loan agreement	95,419	73,814
Various other notes	3,052	3,547
	333,979	312,422
Less current maturities	—	—
Total long-term debt	$333,979	$312,422

Restrictive loan covenants
Substantially all of the senior loan agreements contain restrictions concerning interest coverage, borrowings, investments and tangible net worth amounts. The Company is in compliance with all of these restrictions at December 31, 2012. The following table summarizes the Company's most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2012:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.51	3.50
Net Worth (Minimum)	$1,153,898	$816,847
Interest Coverage (Minimum)	7.31	2.00

Short-term borrowings
Short-term Borrowings The Company's short-term borrowings consisted of the following items at December 31:

(in thousands)	2012	2011
Direct borrowings under the revolving loan agreement	$—	$5,000
Uncommitted loans	16,950	12,434
Loans of foreign subsidiaries	3,098	5,540
Total	$20,048	$22,974